Statements of financial position - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Current assets
Cash	$ 2,622	$ 2,513
Silver bullion	2,405,478	1,075,133
Prepaid assets		72
Total assets	2,408,100	1,077,718
Current liabilities
Accounts payable	285	465
Total liabilities	285	465
Equity
Unitholders' capital	2,280,830	1,666,251
Unit premiums and reserves	67	67
Retained earnings (deficit)	201,349	(521,575)
Underwriting commissions and issue expenses	(74,431)	(67,490)
Total equity (note 7)	2,407,815	1,077,253
Total liabilities and equity	$ 2,408,100	$ 1,077,718
Total equity per Unit	$ 9.59	$ 6.64